Defiance Daily Target 2X Long INFQ ETF

Schedule of Investments

June 30, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 28.9%
Money Market Funds - 16.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(a)	799,758	$799,758

U.S. Treasury Bills - 12.0%	Principal Amount	Value
U.S. Treasury Bill, 7/23/2026, 3.50%(b)	$570,000	568,745

TOTAL SHORT-TERM INVESTMENTS (Cost $1,368,523)		1,368,503

TOTAL INVESTMENTS - 28.9% (Cost $1,368,523)		$1,368,503
Other Assets in Excess of Liabilities - 71.1%		3,369,355
TOTAL NET ASSETS - 100.0%		$4,737,858

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(b)	The rate shown is the annualized effective yield as of June 30, 2026.

Defiance Daily Target 2X Long INFQ ETF

Schedule of Total Return Swaps Contracts

June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - (2.8)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Infleqtion, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 30.00%	Termination(a)	03/31/2033	$1,198,800	$(71,514)
Infleqtion, Inc.	Marex Capital Markets, Inc.	Receive	OBFR +4.00%	Termination(b)	06/03/2033	1,398,600	34,582
Infleqtion, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(c)	01/31/2033	1,198,800	(33,397)
Infleqtion, Inc.	Clear Street LLC	Receive	OBFR + 8.00%	Termination(d)	07/25/2028	2,257,460	(41,637)
Infleqtion, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination(e)	12/29/2037	2,020,924	39,077
Infleqtion, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 15.00%	Termination(d)	06/07/2033	1,398,600	(58,241)
							(131,130)

Net Unrealized Appreciation (Depreciation)							$(131,130)

OBFR- Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

(a)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.